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                                  Prospectus
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                                    [PHOTO]

                                       Calvert First Government
                                       Money Market Fund
                                       April 30, 2001

[LOGO OF CALVERT]
                INVESTMENTS
  THAT MAKE A DIFFERENCE(R)

                                                      An Ameritas Acacia Company
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                                   PROSPECTUS
                                 April 30, 2001
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                   CALVERT FIRST GOVERNMENT MONEY MARKET FUND



About the Fund
2    Investment Objective
2    Principal Risks
3    Past Performance
4    Fees and Expenses


About Your Investment
5    Advisory Fees
6    How to Buy Shares
6    Getting Started
6    Choosing a Share Class
7    Calculation of CDSC/Waiver
8    Distribution and Service Fees
8    Account Application
9    Important - How Shares are Priced
9    When Your Account Will be Credited
10   Other Calvert Features (Exchanges, Minimum Account Balance, etc.)
12   Dividends and Taxes
13   How to Sell Shares
16   Financial Highlights

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These securities have not been approved or disapproved by the Securities and
Exchange Commission ("SEC") or any state securities commission nor has the SEC or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.
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

Investment Objective

Calvert First Government Money Market Fund (the "Fund") is a U.S. Government-only money market fund that seeks to earn the highest possible yield consistent with safety, liquidity, and preservation of capital. In pursuing its objective, the Fund invests only in U.S. Government obligations, including such obligations subject to repurchase agreements with recognized securities dealers and banks. The Fund seeks to maintain a constant net asset value of $1.00 per share.

Principal Investment Strategies

Fund assets are invested in short-term money market instruments, such as: obligations issued by the U.S. Treasury, such as U.S. Treasury bills, notes and bonds, securities issued by U.S. Government agencies and instrumentalities; repurchase agreements; and variable-rate demand notes.

Principal Risks

 .    Investments in obligations not guaranteed by the full faith and credit of the U.S. Government are subject to the ability of the issuer to make payment at maturity.

 .    The yield of the Fund will change in response to market interest rates. In general, as market rates go up so will the Fund's yield, and vice versa. Although the Fund tries to keep the value of its shares constant at $1.00 per share, extreme changes in market rates, and or sudden credit deterioration of a holding could cause the value to decrease. The Fund limits the amount invested in any one issuer to try to lessen exposure.

 .    An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

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                 FIRST GOVERNMENT MONEY MARKET PROSPECTUS - 2
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Bar Chart and Performance Table
The bar chart and table below show the annual returns and its long-term performance by calendar year for Class O. The chart shows how the performance has varied from year to year. The table compares the Fund's returns over time to the Lipper U.S. Government Money Market Index. The index is a composite index of the annual return of mutual funds that have similar investment goals. The Fund's past performance does not necessarily indicate how it will perform in the future.

The return for the Fund's other Classes of shares offered by this prospectus will differ from the Class O returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon redemption of the Fund's shares, such as for Class B or C. Any sales charge will reduce your return.

================================================================================
                                     Class O
                            Year-by-Year Total Return

                                    [GRAPH]

                                1991     5.65%
                                1992     3.39%
                                1993     2.70%
                                1994     3.65%
                                1995     5.22%
                                1996     4.79%
                                1997     5.00%
                                1998     4.93%
                                1999     4.38%
                                2000     5.71%

         Best Quarter (of periods shown)            Q1 `91      1.57%
         Worst Quarter (of periods shown)           Q2 `93      0.66%
================================================================================

Average Annual Total Returns (as of 12/31/00)

                                           1 year      5 years     10 years
Calvert First Government Class O            5.71%        4.96%        4.54%
Calvert First Government Class B            4.38%          N/A          N/A
Calvert First Government Class C            4.39%          N/A          N/A
Lipper U.S. Government Money
  Market Index                              5.83%        5.05%        4.60%

For current yield information, call 800-368-2745, or visit Calvert's web site at www.calvert.com

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                 FIRST GOVERNMENT MONEY MARKET PROSPECTUS - 3
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Fees and Expenses
The table describes the fees and expenses that you may pay if you buy and hold shares of a Class. Shareholder fees are paid directly from your account; annual Fund operating expenses are deducted from Fund assets.

Shareholder fees                               Class O    Class B    Class C
Maximum sales charge (load)                     None        None       None
imposed on purchases
(as a percentage of offering price)

Maximum deferred sales charge (load)            None        5%/2/      1%/4/
(as a percentage of purchase or
redemption proceeds, whichever is lower)

Maximum Account Fee                              /1/        N/A         N/A

Annual fund operating expenses5

Management fees                                 .50%       .50%        .50%

Distribution and service (12b-1) fees           None      1.00%       1.00%

Other expenses                                  .27%      4.33%       2.10%

Total annual fund operating expenses            .77%      5.83%       3.60%

Fee waiver and/or expense reimbursement          N/A      3.83%/3/    1.60%/3/

Net annual fund operating expenses               N/A      2.00%       2.00%

/1/ For each account with a balance of less than $1,000, the Fund charges a monthly account maintenance fee of $3.
/2/ A contingent deferred sales charge is imposed on the proceeds of Class B shares according to the CDSC schedule of the Fund in which the Class B shares were originally purchased. That charge is imposed as a percentage of net asset value at the time of purchase or redemption, whichever is less. See "Calculation of Contingent Deferred Sales Charges."
/3/ Calvert has agreed to limit annual fund operating expenses (net of any expense offset arrangements) through April 30, 2002. The contractual expense cap is shown as "Net expenses", this is the maximum amount of operating expenses that may be charged to Class B and Class C shares through April 30, 2002. For purposes of this limit, operating expenses do not include interest expense, brokerage commissions, extraordinary expenses taxes and capital items.

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                 FIRST GOVERNMENT MONEY MARKET PROSPECTUS - 4
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/4/ A contingent deferred sales charge is imposed on the proceeds of Class C shares redeemed within one year of the purchase of the Class C shares in the original Fund. That charge is imposed as a percentage of net asset value at the time of purchase or redemption, whichever is less. See "Calculation of Contingent Deferred Sales Charges."
/5/ Expenses are based on the Fund's most recent fiscal year. Management fees include the administrative fee paid by the Fund to Calvert Administrative Services Company, an affiliate of the Advisor, Calvert Asset Management Company, Inc.

Example
This example is intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. The example assumes that:

You invest $10,000 in the Fund for the time periods indicated; Your investment has a 5% return each year; and The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Class                      Number of Years Investment is Held
                           1 Year       3 Years      5 Years      10 Years
O                          $79          $246         $428         $954
B w/redemption             $703         $1,794       $2,765       $4,442
B w/o redemption           $203         $1,394       $2,565       $4,442
C w/ redemption            $303         $955         $1,728       $3,758
C w/o redemption           $203         $955         $1,728       $3,758

About Calvert
Calvert Asset Management Company, Inc. ("Calvert"), 4550 Montgomery Avenue, Suite 1000N, Bethesda, MD 20814, is the Fund's investment advisor and provides day-to-day investment management services to the Fund. It has been managing mutual funds since 1976. Calvert is the investment advisor for over 25 mutual fund portfolios, including the first and largest family of socially screened funds. As of December 31, 2000, Calvert had over $6.5 billion in assets under management.

Advisory Fees
The aggregate annual advisory fee paid to Calvert by the Fund for the most recent fiscal year as a percentage of the Fund's average daily net assets was
 .25%. Note, it does not include administrative service fees.

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                 FIRST GOVERNMENT MONEY MARKET PROSPECTUS - 5
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HOW TO BUY SHARES

Getting Started - Before You Open an Account
You have a few decisions to make before you open an account in a mutual fund.

First, decide which fund or funds best suits your needs and your goals.

Second, decide what kind of account you want to open. Calvert offers individual, joint, trust, Uniform Gift/Transfer to Minor Accounts, and several other types of accounts. Minimum investments are lower for the retirement plans.

Then decide which class of shares is best for you.

You should make this decision carefully, based on:
 .  the amount you wish to invest;
 . the length of time you plan to keep the investment; and . the Class expenses.

Choosing a Share Class

The Fund offers five classes of shares, though only Class O, B, and C are offered by this prospectus. Investors may purchase Class O directly. Class B and C may be purchased only by exchange from the same Class of another Calvert Fund.

Class O
Class O shares are sold with no front-end sales charge at the time of purchase and no back-end load when they are redeemed. CDI does not receive any compensation from the Fund with respect to Class O shares, although from its own resources, CDI may pay dealers service fees of up to 0.20% of the Class O average daily net assets maintained by such dealers.

Class B
Class B shares may be purchased only by exchange from Class B shares of another Calvert Fund. Class B shares are sold without a sales charge at the time of purchase, but are subject to a deferred sales charge upon redemption, according to the schedule of the original Fund. If imposed, the deferred sales charge is deducted from the redemption proceeds otherwise payable to you. The deferred sales charge is retained by CDI. See "Calculation of Contingent Deferred Sales Charges and Waiver of Sales Charges" below.

Class B shares will automatically convert to Class O shares, according to the conversion schedule of the Class B shares of the original Fund. Class O shares are subject to a lower Distribution Plan charge. The Class B shares so converted will no longer be subject to the higher expenses borne by Class B shares.

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                 FIRST GOVERNMENT MONEY MARKET PROSPECTUS - 6
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Class C
Class C shares are offered at net asset value, without a front-end sales charge. With certain exceptions, the Fund imposes a deferred sales charge of 1.00% on shares redeemed during the first year after purchase of the Class C shares in the original Fund. If imposed, the deferred sales charge is deducted from the redemption proceeds otherwise payable to you. The deferred sales charge is retained by CDI. See "Calculation of Contingent Deferred Sales Charges and Waiver of Sales Charges" below.

Calculation of Contingent Deferred Sales Charge and Waiver of Sales Charges
The CDSC will not be charged on shares you received as dividends or from capital gains distributions or on any capital appreciation (gain in the value) of shares that are sold.

Shares that are not subject to the CDSC will be redeemed first, followed by shares you have held the longest. The CDSC is calculated by determining the share value at both the time of purchase and redemption and then multiplying whichever value is less by the percentage that applies as shown above. If you choose to sell only part of your shares, the capital appreciation for those shares only is included in the calculation, rather than the capital appreciation for the entire account.

The CDSC on Class B Shares will be waived in the following circumstances:

 .    Redemption upon the death or disability of the shareholder, plan participant, or beneficiary.1

 .    Minimum required distributions from retirement plan accounts for shareholders 70 1/2 and older.2

 .    The return of an excess contribution or deferral amounts, pursuant to sections 408(d)(4) or (5), 401(k)(8), 402(g)(2), or 401(m)(6) of the
     Internal Revenue Code.

 .    Involuntary redemptions of accounts under procedures set forth by the
     Fund's Board of Trustees/Directors.

 .    A single annual withdrawal under a systematic withdrawal plan of up to 10%
     of the shareholder's account balance, but no sooner than nine months from purchase date.3

/1/ "Disability" means a total disability as evidenced by a determination by the federal Social Security Administration.

/2/ The maximum amount subject to this waiver is based only upon the shareholder's Calvert retirement accounts.

/3/ This systematic withdrawal plan requires a minimum account balance of $50,000 to be established.

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                 FIRST GOVERNMENT MONEY MARKET PROSPECTUS - 7
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Distribution and Service Fees
Class B and C have adopted a plan under Rule 12b-1 of the Investment Company Act of 1940 that allows the Fund to pay annual distribution fees of 0.75% for the sale and distribution of its shares. The distribution plan also pays service fees of 0.25% to persons (such as your financial professional) for services provided to shareholders. Because these distribution and service fees are paid out of Class assets on an ongoing basis, over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. These distribution and service fees (total 1.00%) are shown in the Fee tables.

Next Step - Account Application
Complete and sign an application for each new account. When multiple classes of shares are offered, please specify which class you wish to purchase. For more information, contact your financial professional or our shareholder services department at 800-368-2748.

Minimum To Open an Account          Minimum additional
$2,000                              investments -$250
                                    (The Fund may charge a $2 service fee on purchases of less than $250)

Please make your check payable
to the Fund and mail it to:

         New Accounts               Subsequent Investments
         (include application)      (include investment slip)
         Calvert Group              Calvert Group
         P.O. Box 219544            P.O. Box 219739
         Kansas, City MO            Kansas City, MO
         64121-9544                 64121-9739

         Certified, or              c/o NFDS,
         Overnight Mail             330 West 9th St.,
                                    Kansas City, MO 64105-1807

         At the Calvert Office      Visit the Calvert Office to make
                                    investments by check.

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                 FIRST GOVERNMENT MONEY MARKET PROSPECTUS - 8
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Important - How Shares are Priced
The price of shares is based on each Fund's net asset value ("NAV"). NAV is determined according to the "amortized cost" method. It is computed per class by adding the value of a Fund's holdings plus other assets, subtracting liabilities, and then dividing the result by the number of shares outstanding.

The NAV is calculated as of the close of each business day, which coincides with the closing of the regular session of the New York Stock Exchange ("NYSE") (normally 4 p.m. ET). Each Fund is open for business each day the NYSE is open. Please note that there are some federal holidays, such as Columbus Day and Veterans Day, when the NYSE is open and each Fund is open, but no purchases may be received because the post offices and banks are closed.

When Your Account Will Be Credited
Before you buy shares, please read the following information to make sure your investment is credited properly and in a timely manner.

 .    Your purchase will be processed at the NAV next calculated after your order is received.
 .    All of your purchases must be made in US dollars.
 .    No cash will be accepted.
 .    No credit card or credit loan checks will be accepted.
 .    The Fund reserves the right to suspend the offering of shares for a period of time or to reject any specific purchase order.
 .    As a convenience, check purchases received at Calvert's office in Bethesda,
     Maryland will be sent by overnight delivery to the Transfer Agent and will be credited the next business day upon receipt.
 .    Any check purchase received without an investment slip may cause delayed crediting.
 .    If your check does not clear your bank, your purchase will be canceled and you will be charged a $25 fee plus any costs incurred.
 .    All purchases will be confirmed and credited to your account in full and fractional shares (rounded to the nearest 1/1000th of a share).

Earning Dividends
If the Transfer Agent receives your wire purchase by 5 p.m. ET, your account will begin earning dividends on the next business day. Exchanges begin earning dividends the next business day after the exchange request is received by mail or telephone. Purchases received by check will begin earning dividends the next business day after they are credited to the account.

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                 FIRST GOVERNMENT MONEY MARKET PROSPECTUS - 9
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OTHER CALVERT FEATURES

Calvert Information Network
For 24 hour performance and account information call 800-368-2745 or visit www.calvert.com

You can obtain current performance and pricing information, verify account balances, and authorize certain transactions with the convenience of one phone call, 24 hours a day.

Note: The information on our website is not incorporated by reference into this prospectus; our website address is included as an inactive textual reference only.

Account Services
By signing up for services when you open your account, you avoid having to obtain a signature guarantee. If you wish to add services at a later date, a signature guarantee to verify your signature may be obtained from any bank, trust company and savings and loan association, credit union, broker-dealer firm or member of a domestic stock exchange. A notary public cannot provide a signature guarantee.

Calvert Money Controller
Calvert Money Controller allows you to purchase or sell shares by electronic funds transfer without the time delay of mailing a check or the added expense of a wire. Use this service to transfer up to $300,000 electronically. Allow one or two business days after you place your request for the transfer to take place. Money transferred to purchase new shares will be subject to a hold of up to 10 business days before redemption requests will be honored. Transaction requests must be received by 4 p.m. ET. You may request this service on your initial account application. Calvert Money Controller transactions returned for insufficient funds will incur a $25 charge.

Telephone Transactions
You may purchase, redeem, or exchange shares, wire funds and use Calvert Money Controller by telephone if you have pre-authorized service instructions. You receive telephone privileges automatically when you open your account unless you elect otherwise. For our mutual protection, the Fund, the shareholder servicing agent and their affiliates use precautions such as verifying shareholder identity and recording telephone calls to confirm instructions given by phone. A confirmation statement is sent for most transactions; please review this statement and verify the accuracy of your transaction immediately.

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                 FIRST GOVERNMENT MONEY MARKET PROSPECTUS - 10
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Exchanges
Calvert offers a wide variety of investment options that includes common stock funds, tax-exempt and corporate bond funds, and money market funds (call your broker or Calvert representative for more information). We make it easy for you to purchase shares in other Calvert funds if your investment goals change. The exchange privilege offers flexibility by allowing you to exchange shares on which you have already paid a sales charge from one mutual fund to another at no additional charge.

Complete and sign an account application, taking care to register your new account in the same name and taxpayer identification number as your existing Calvert account(s). Exchange instructions may then be given by telephone if telephone redemptions have been authorized and the shares are not in certificate form.

Before you make an exchange, please note the following:
Each exchange represents the sale of shares of one Fund and the purchase of shares of another. Therefore, you could realize a taxable gain or loss.

You may exchange shares acquired by reinvestment of dividends or distributions into another Calvert Fund at no additional charge.

Shares may only be exchanged for shares of the same class of another Calvert
Fund.

No CDSC is imposed on exchanges of shares subject to a CDSC at the time of the exchange. The applicable CDSC is imposed at the time the shares acquired by the exchange are redeemed.

Exchange requests will not be accepted on any day when Calvert is open but the Fund's custodian bank is closed (e.g., Columbus Day and Veteran's Day); these exchange requests will be processed the next day the Fund's custodian bank is open.

Each Fund and the distributor reserve the right at any time to reject or cancel any part of any purchase or exchange order; modify any terms or conditions of purchase of shares of any Fund; or withdraw all or any part of the offering made by this prospectus. To protect the interests of investors, each Fund and the distributor may reject any order considered market-timing activity.

The Fund reserves the right to terminate or modify the exchange privilege with 60 days' written notice.

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                 FIRST GOVERNMENT MONEY MARKET PROSPECTUS - 11
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Electronic Delivery of Prospectuses and Shareholder Reports
You may request to receive electronic delivery of prospectuses and annual and semi-annual reports.

Combined General Mailings (Householding)
Multiple accounts with the same social security number will receive one mailing per household of information such as prospectuses and semi annual and annual reports. Call customer service at 800-368-2745 to request further grouping of accounts to receive fewer mailings, or to request that each account still receive a separate mailing. Separate statements will be generated for each separate account and will be mailed in one envelope for each combination above.

Special Services and Charges
The Fund pays for shareholder services but not for special services that are required by a few shareholders, such as a request for a historical transcript of an account or a stop payment on a draft. You may be required to pay a fee for these special services; for example, the fee for stop payments is $25.
If you are purchasing shares through a program of services offered by a broker/dealer or financial institution, you should read the program materials together with this Prospectus. Certain features may be modified in these programs. Investors may be charged a fee if they effect transactions in Fund shares through a broker or agent.

Minimum Account Balance
Please maintain a balance in each of your accounts of at least $1,000 per class. If the balance in your account falls below the minimum during a month, a $3 monthly fee may be charged to your account.

DIVIDENDS AND TAXES
The Fund accrues dividends daily and pays them monthly from its net investment income. Net investment income consists of interest income, net short-term capital gains, if any, and dividends declared and paid on investments, less expenses. Distributions of net short-term capital gains (treated as dividends for tax purposes) and net long-term capital gains, if any, are normally paid once a year; however, the Fund does not anticipate making any such distributions unless available capital loss carryovers have been used or have expired. Dividend and distribution payments will vary between classes.

Dividend Payment Options
Dividends and any distributions are automatically reinvested in the same Fund at NAV (without sales charge), unless you elect to have amounts of $10 or more paid in cash (by check or by Calvert Money Controller). Dividends and distributions from any Calvert Fund may be automatically invested in an identically registered account in any other Calvert Fund at NAV. If reinvested in the same

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                 FIRST GOVERNMENT MONEY MARKET PROSPECTUS - 12
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account, new shares will be purchased at NAV on the reinvestment date, which is generally 1 to 3 days prior to the payment date. You must notify the Funds in writing to change your payment options. If you elect to have dividends and/or distributions paid in cash, and the US Postal Service returns the check as undeliverable, it, as well as future dividends and distributions, will be reinvested in additional shares. No dividends will accrue on amounts represented by uncashed distribution or redemption checks.

Federal Taxes
In January, the Fund will mail you Form 1099-DIV indicating the federal tax status of dividends and any capital gain distributions paid to you by the Fund during the past year. Dividends and distributions are taxable to you regardless of whether they are taken in cash or reinvested. Dividends, including short-term capital gains, are taxable as ordinary income. Distributions from long-term capital gains are taxable as long-term capital gains, regardless of how long you have owned Fund shares.

Other Tax Information
In addition to federal taxes, you may be subject to state or local taxes on your investment, depending on the laws in your area. You will be notified to the extent, if any, that dividends reflect interest received from U.S. government securities. Such dividends may be exempt from certain state income taxes.

Taxpayer Identification Number
If we do not have your correct Social Security or Taxpayer Identification Number ("TIN") and a signed certified application or Form W-9, Federal law requires us to withhold 31% of your reportable dividends, and possibly 31% of certain redemptions. In addition, you may be subject to a fine by the Internal Revenue Service. You will also be prohibited from opening another account by exchange. If this TIN information is not received within 60 days after your account is established, your account may be closed. Calvert Group reserves the right to reject any new account or any purchase order for failure to supply a certified TIN.

HOW TO SELL SHARES
You may redeem all or a portion of your shares on any day the Fund is open for business, provided the amount requested is not on hold. When you purchase by check or with Calvert Money Controller (electronic funds transfer), the purchase will be on hold for up to 10 business days from the date of receipt. During the hold period, redemption proceeds will not be sent until the Transfer Agent is reasonably satisfied that the purchase payment has been collected. Drafts written during the hold period will be returned for uncollected funds.

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                 FIRST GOVERNMENT MONEY MARKET PROSPECTUS - 13
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Your shares will be redeemed at the NAV next calculated (less any applicable
CDSC) after your redemption request is received by the transfer agent in good order. The proceeds will normally be sent to you on the next business day, but if making immediate payment could adversely affect the Fund, it may take up to seven (7) days to make payment. Calvert Money Controller redemptions generally will be credited to your bank account by the second business day after your phone call. When the NYSE is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closings, or under any emergency circumstances as determined by the Securities and Exchange Commission, redemptions may be suspended or payment dates postponed. Please note that there are some federal holidays, however, such as Columbus Day and Veterans' Day, when the NYSE is open and the Fund is open but redemptions cannot be mailed or wired because the post offices and banks are closed.

The Fund has the right to redeem shares in assets other than cash for redemption amounts exceeding, in any 90-day period, $250,000 or 1% of the net asset value of the Fund, whichever is less.

Follow these suggestions to ensure timely processing of your redemption request:

By Telephone
You may redeem shares from your account by telephone and have your money mailed to your address of record or electronically transferred or wired to a bank you have previously authorized. A charge of $5 may be imposed on wire transfers of less than $1,000.

Written Requests
Calvert Group, P.O. Box 219544, Kansas City, MO 64121-9544
Your letter should include your account number and fund and the number of shares or the dollar amount you are redeeming. Please provide a daytime telephone number, if possible, for us to call if we have questions. If the money is being sent to a new bank, person, or address other than the address of record, your letter must be signature guaranteed.

Draftwriting
You may redeem shares in your account by writing a draft for at least $250. If you complete and return the signature card for Draftwriting, the Fund will mail bank drafts to you, printed with your name and address. Drafts may not be ordered until your initial purchase has cleared. Calvert will provide printed drafts (checks). You may not print your own. Any customer-printed checks will not be honored and will be returned without notice. The Fund will charge a service fee of $25 for drafts returned for insufficient funds and for any stop payments on drafts. As a service to shareholders, shares may be automatically transferred between your Calvert money market accounts to cover drafts you have written. The signature of only one authorized signer is required to honor a draft.

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                 FIRST GOVERNMENT MONEY MARKET PROSPECTUS - 14
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Systematic Check Redemptions
If you maintain an account with a balance of $10,000 or more, you may have up to two (2) redemption checks for a fixed amount mailed to you at your address of record on the 15th of the month, simply by sending a letter with all information, including your account number, and the dollar amount ($100 minimum). If you would like a regular check mailed to another person or place, your letter must be signature guaranteed. Unless they otherwise qualify for a waiver, Class B or Class C shares redeemed by Systematic Check Redemption will be subject to the Contingent Deferred Sales Charge.

Corporations and Associations
Your letter of instruction and corporate resolution should be signed by person(s) authorized to act on the account, accompanied by signature guarantee(s).

Trusts
Your letter of instruction should be signed by the Trustee(s) (as Trustee(s)), with a signature guarantee. (If the Trustee's name is not registered on your account, please provide a copy of the trust document, certified within the last 60 days.)

Through your Dealer
Your dealer must receive your request before the close of regular trading on the NYSE to receive that day's NAV. Your dealer will be responsible for furnishing all necessary documentation to Calvert and may charge you for services provided.

Request in "Good Order"
All redemption requests must be received by the transfer agent in "good order." This means that your request must include:

 .    The Fund name and account number
 .    The amount of the transaction (in dollars or shares).
 .    Signatures of all owners exactly as registered on the account (for mail requests).
 .    Signature guarantees (if required).*
 .    Any supporting legal documentation that may be required.
 .    Any outstanding certificates representing shares to be redeemed.

*For instance, a signature guarantee must be provided by all registered account shareholders when redemption proceeds are sent to a different person or address. A signature guarantee can be obtained from most commercial and savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange. Please note: Notarization is not the equivalent of a signature guarantee.

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                 FIRST GOVERNMENT MONEY MARKET PROSPECTUS - 15
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

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the past five (5) fiscal years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single share by Class. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions), and does not reflect any applicable front- or back-end sales charge. The information for 2000 has been audited by Arthur Andersen LLP whose report, along with a Fund's financial statements, are included in the Fund's annual report, which is available upon request. The information for prior years has been audited by PricewaterhouseCoopers LLP.


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                 FIRST GOVERNMENT MONEY MARKET PROSPECTUS - 16
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

                         Financial Highlights

                                                      YEARS ENDED
                                           --------------------------------
                                              DECEMBER 31,     DECEMBER 31,
CLASS O SHARES                                    2000            1999
---------------------------------------------------------------------------
Net asset value, beginning                       $1.00            $1.00
                                              ============     ============
Income from investment operations
  Net investment income                            .056             .043
                                              ------------     ------------
Distributions from
  Net investment income                           (.056)           (.043)
                                              ------------     ------------
Net asset value, ending                           $1.00            $1.00
                                              ============     ============
Total return                                      5.71%            4.38%
                                              ============     ============
Ratios to average net assets:
  Net investment income                           5.55%            4.28%
                                              ============     ============
  Total expenses                                   .77%             .82%
                                              ============     ============
  Expenses before offsets                          .77%             .82%
                                              ============     ============
  Net expenses                                     .75%             .81%
                                              ============     ============
Net assets, ending (in thousands)              $223,437         $229,754
                                              ============     ============



                                                     YEARS ENDED
                                      ----------------------------------------
                                        DECEMBER 31, DECEMBER 31, DECEMBER 31,
CLASS O SHARES                              1998        1997        1996
------------------------------------------------------------------------------
Net asset value, beginning                 $1.00        $1.00        $1.00
                                        ============ ============ ============
Income from investment operations
  Net investment income                     .048         .049         .047
                                        ------------ ------------ ------------
Distributions from
  Net investment income                    (.048)       (.049)       (.047)
                                        ------------ ------------ ------------
Net asset value, ending                    $1.00        $1.00        $1.00
                                        ============ ============ ============
Total return                               4.93%        5.00%        4.79%
                                        ============ ============ ============
Ratios to average net assets:
  Net investment income                    4.82%        4.88%        4.69%
                                        ============ ============ ============
  Total expenses                            .81%         .82%         .86%
                                        ============ ============ ============
  Expenses before offsets                   .81%         .82%         .86%
                                        ============ ============ ============
  Net expenses                              .79%         .80%         .85%
                                        ============ ============ ============
Net assets, ending (in thousands)       $246,019     $232,025     $239,420
                                        ============ ============ ============

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                 FIRST GOVERNMENT MONEY MARKET PROSPECTUS - 17
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

                             Financial Highlights

                                                           PERIODS ENDED
                                            ----------------------------------------
                                              DECEMBER 31, DECEMBER 31, DECEMBER 31,
CLASS B SHARES                                    2000         1999      1998/\/\
------------------------------------------------------------------------------------
Net asset value, beginning                       $1.00        $1.00       $1.00
                                              ============ ============ ===========
Income from investment operations
  Net investment income                           .043         .031        .027
Distributions from
  Net investment income                         (.043)       (.031)      (.027)
Net asset value, ending                          $1.00        $1.00       $1.00
                                              ============ ============ ===========
Total return                                     4.38%        3.11%       2.72%
                                              ============ ============ ===========
Ratios to average net assets:
  Net investment income                          4.33%        3.18%       3.28%(a)
                                              ============ ============ ===========
  Total expenses                                 5.83%        8.09%      36.93%(a)
                                              ============ ============ ===========
  Expenses before offsets                        2.07%        2.02%       2.02%(a)
                                              ============ ============ ===========
  Net expenses                                   2.00%        2.00%       2.00%(a)
                                              ============ ============ ===========
Net assets, ending (in thousands)                 $394         $420         $74
                                              ============ ============ ===========

                                                     PERIODS ENDED
                                      ----------------------------------------
                                        DECEMBER 31, DECEMBER 31, DECEMBER 31,
CLASS C SHARES                              2000         1999      1998/\/\
------------------------------------------------------------------------------
Net asset value, beginning                  $1.00        $1.00       $1.00
                                        ============ ============ ============
Income from investment operations
  Net investment income                      .043         .031        .020
Distributions from
  Net investment income                    (.043)       (.031)      (.020)
Net asset value, ending                     $1.00        $1.00       $1.00
                                        ============ ============ ============
Total return                                4.39%        3.12%       2.06%
                                        ============ ============ ============
Ratios to average net assets:
  Net investment income                     4.25%        3.22%       3.35%(a)
                                        ============ ============ ============
  Total expenses                            3.60%        4.75%       8.46%(a)
                                        ============ ============ ============
  Expenses before offsets                   2.03%        2.02%       2.02%(a)
                                        ============ ============ ============
  Net expenses                              2.00%        2.00%       2.00%(a)
                                        ============ ============ ============
Net assets, ending (in thousands)            $449       $1,056        $339
                                        ============ ============ ============

(a)  Annualized
/\   From April 1, 1998 inception.
/\/\ From June 1, 1998 inception.

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                 FIRST GOVERNMENT MONEY MARKET PROSPECTUS - 18
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

To Open an Account:
800-368-2748

Performance and Prices:
www.calvert.com
Calvert Information Network
24 hours, 7 days a week
800-368-2745

Service for Existing Accounts:
Shareholders 800-368-2745
Brokers 800-368-2746

TDD for Hearing-Impaired:
800-541-1524

Branch Office:
4550 Montgomery Avenue
Suite 1000N
Bethesda, MD 20814

Registered, Certified or
Overnight Mail:
Calvert Group
c/o NFDS
330 West 9th Street
Kansas City, MO 64105

Calvert Web-Site
www.calvert.com

PRINCIPAL UNDERWRITER
Calvert Distributors, Inc.
4550 Montgomery Avenue
Suite 1000N
Bethesda, MD 20814

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                 FIRST GOVERNMENT MONEY MARKET PROSPECTUS -19
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

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

For investors who want more information about the Fund, the following documents are available free upon request:

Annual/Semi-Annual Reports: Additional information about the Fund's investments is available in the Fund's Annual and Semi-Annual reports to shareholders. In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Statement of Additional Information (SAI): The SAI for the Fund provides more detailed information about the Fund and is incorporated into this prospectus by reference.

You can get free copies of reports and SAIs, request other information and discuss your questions about the Fund by contacting your financial professional, or the Fund at:

Calvert Group
4550 Montgomery Ave.
Suite 1000N
Bethesda, MD 20814

Telephone: 1-800-368-2745

Calvert Web-Site
www.calvert.com

You can review information about the Fund at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR database on the Commission's Internet site at http://www.sec.gov. Copies of this information may also be obtained, upon payment of a duplicating fee, by electronic request at public info@sec.gov, or by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-0102.

Investment Company Act file:        no. 811-2633 (First Variable Rate Fund)

        [LOGO OF RECYCLABLES] Printed on recycled paper using soy inks

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